Corporate and Business Information	6 Months Ended
Jun. 30, 2026
Corporate and Business Information [Abstract]
Corporate and business information

Note 1. Corporate and business information

Nvni Group Limited (“Nvni Group” “Nuvini” or the “Company”) is a Cayman Island exempted limited liability company, incorporated on November 16, 2022. The registered office of the Company is CO Services Cayman Limited, P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands. The Company’s principal executive office is located at Rua Jesuíno Arruda, nº769, sala 20B, Itaim Bibi, in São Paulo, Brazil.

Nvni Group is a holding company and conducts substantially all of its business through Nuvini S.A. and its acquired subsidiaries (collectively, the “Nuvini Acquired Companies”). Nuvini and its subsidiaries, including the Nuvini Acquired Companies, will be referred to collectively herein as the “Group”.

Nuvini’s strategy is focused on acquiring and operating established companies in the business-to-business (“B2B”) software as a service (“SaaS”) market in Brazil and Latin America. Nuvini’s acquisition targets are generally profitable B2B SaaS companies with a consolidated business model, recurring revenue, positive cash generation and/or growth potential.

Nuvini’s business philosophy is to invest in established companies and foster an entrepreneurial environment that enables companies to become leaders in their respective industries, creating value through long-term partnerships with existing management teams and accelerating growth through improved commercial strategies, increased efficiency of internal processes and enhanced governance structures.